Supplement dated December 2, 2019
to the Prospectus (as supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the
Funds):
Fund	Prospectus Dated
Columbia Acorn Trust
Columbia Acorn Emerging Markets Fund	5/1/2019
Columbia Acorn European Fund	5/1/2019
Columbia Acorn Fund	5/1/2019
Columbia Acorn International	5/1/2019
Columbia Acorn International Select	5/1/2019
Columbia Acorn Select	5/1/2019
Columbia Acorn USA	5/1/2019
Columbia Thermostat Fund	5/1/2019
Columbia Funds Series Trust
Columbia California Intermediate Municipal Bond Fund	9/1/2019
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2019
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2019
Columbia Convertible Securities Fund	7/1/2019
Columbia Georgia Intermediate Municipal Bond Fund	9/1/2019
Columbia Global Strategic Equity Fund	6/1/2019
Columbia Large Cap Enhanced Core Fund	7/1/2019
Columbia Large Cap Growth Fund III	7/1/2019
Columbia Large Cap Index Fund	7/1/2019
Columbia Maryland Intermediate Municipal Bond Fund	9/1/2019
Columbia Mid Cap Index Fund	7/1/2019
Columbia North Carolina Intermediate Municipal Bond Fund	9/1/2019
Columbia Overseas Value Fund	7/1/2019
Columbia Select Global Growth Fund	7/1/2019
Columbia Select International Equity Fund	7/1/2019
Columbia Select Large Cap Equity Fund	7/1/2019
Columbia Select Mid Cap Value Fund	7/1/2019
Columbia Short Term Bond Fund	8/1/2019
Columbia Short Term Municipal Bond Fund	9/1/2019
Columbia Small Cap Index Fund	7/1/2019
Columbia Small Cap Value Fund II	7/1/2019
Columbia South Carolina Intermediate Municipal Bond Fund	9/1/2019
Columbia Virginia Intermediate Municipal Bond Fund	9/1/2019
Columbia Funds Series Trust I
Columbia Adaptive Retirement 2020 Fund	8/1/2019
Columbia Adaptive Retirement 2025 Fund	8/1/2019
Columbia Adaptive Retirement 2030 Fund	8/1/2019
Columbia Adaptive Retirement 2035 Fund	8/1/2019
Columbia Adaptive Retirement 2040 Fund	8/1/2019
Columbia Adaptive Retirement 2045 Fund	8/1/2019
Columbia Adaptive Retirement 2050 Fund	8/1/2019
Columbia Adaptive Retirement 2055 Fund	8/1/2019
Columbia Adaptive Retirement 2060 Fund	8/1/2019
Columbia Adaptive Risk Allocation Fund	10/1/2019
Columbia Balanced Fund	1/1/2019
Columbia Bond Fund	9/1/2019
SUP000_00_090_(12/19)

Fund	Prospectus Dated
Columbia Connecticut Intermediate Municipal Bond Fund	3/1/2019
Columbia Contrarian Core Fund	1/1/2019
Columbia Corporate Income Fund	9/1/2019
Columbia Disciplined Small Core Fund	1/1/2019
Columbia Dividend Income Fund	10/1/2019
Columbia Emerging Markets Fund	1/1/2019
Columbia Global Dividend Opportunity Fund	1/1/2019
Columbia Global Energy and Natural Resources Fund	1/1/2019
Columbia Global Technology Growth Fund	1/1/2019
Columbia Greater China Fund	1/1/2019
Columbia High Yield Municipal Fund	10/1/2019
Columbia Intermediate Municipal Bond Fund	3/1/2019
Columbia Massachusetts Intermediate Municipal Bond Fund	3/1/2019
Columbia Mid Cap Growth Fund	1/1/2019
Columbia Multi Strategy Alternatives Fund	10/1/2019
Columbia Multi-Asset Income Fund	9/1/2019
Columbia New York Intermediate Municipal Bond Fund	3/1/2019
Columbia Pacific/Asia Fund	8/1/2019
Columbia Real Estate Equity Fund	5/1/2019
Columbia Select Large Cap Growth Fund	8/1/2019
Columbia Small Cap Growth Fund I	1/1/2019
Columbia Small Cap Value Fund I	9/1/2019
Columbia Strategic California Municipal Income Fund	3/1/2019
Columbia Strategic Income Fund	1/1/2019
Columbia Strategic New York Municipal Income Fund	3/1/2019
Columbia Total Return Bond Fund	9/1/2019
Columbia U.S. Treasury Index Fund	9/1/2019
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2019
Columbia Capital Allocation Conservative Portfolio	6/1/2019
Columbia Capital Allocation Moderate Portfolio	6/1/2019
Columbia Commodity Strategy Fund	10/1/2019
Columbia Contrarian Asia Pacific Fund	3/1/2019
Columbia Contrarian Europe Fund	3/1/2019
Columbia Dividend Opportunity Fund	10/1/2019
Columbia Emerging Markets Bond Fund	1/1/2019
Columbia Flexible Capital Income Fund	10/1/2019
Columbia Global Equity Value Fund	7/1/2019
Columbia Global Infrastructure Fund	9/1/2019
Columbia High Yield Bond Fund	10/1/2019
Columbia Income Builder Fund	6/1/2019
Columbia Large Cap Value Fund	10/1/2019
Columbia Mortgage Opportunities Fund	10/1/2019
Columbia Overseas Core Fund	7/1/2019
Columbia Quality Income Fund	10/1/2019
Columbia Select Global Equity Fund	3/1/2019
Columbia Select Large Cap Value Fund	10/1/2019
Columbia Select Small Cap Value Fund	10/1/2019
Columbia Seligman Communications & Information Fund	10/1/2019

SUP000_00_090_(12/19)

Fund	Prospectus Dated
Columbia Seligman Global Technology Fund	3/1/2019
Columbia Small/Mid Cap Value Fund	10/1/2019
Effective immediately the information in the section "Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges" of each Fund's Prospectus is hereby revised to include the following:
Janney Montgomery Scott LLC (Janney)
The following information has been provided by Janney:
Effective May 1, 2020, shareholders purchasing Fund shares through a Janney account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end sales charge waivers on Class A shares available at Janney
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other Columbia Fund).
■	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■	Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■	Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
Sales charge waivers on Class A and C shares available at Janney
■	Shares sold upon the death or disability of the shareholder.
■	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■	Shares purchased in connection with a return of excess contributions from an IRA account.
■	Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.
■	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■	Shares acquired through a right of reinstatement.
Front-end load discounts available at Janney: breakpoints, and/or rights of accumulation
■	Breakpoints as described in the fund’s prospectus.
■	Rights of accumulation, which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Janney. Eligible Columbia Fund assets not held at Janney may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
Shareholders should retain this Supplement for future reference.
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SUP000_00_090_(12/19)